Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Total Cost of Employees as a Personal Cost

In thousands of euro	Personnel cost
	2020	2019	2018
UK	65,178	27,601	12,562
Russia	31,255	11,265	6,586
US	4,987	2,597	—
Germany	4,589	2,165	62
Israel	1,793	57	—
Other	2,167	—	—

	109,969	43,685	19,210